CALVERT VARIABLE PRODUCTS, INC.

4550 Montgomery Avenue, Suite 1000N

Bethesda, MD  20814

Telephone:  (301) 951-4800

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Variable Products, Inc. (the “Registrant”) (1933 Act File No. 002-90309) certifies (a) that the form of prospectus and statement of additional information dated May 1, 2017 used with respect to the following series of the Registrant do not differ materially from those contained in Post-Effective Amendment No. 90 (“Amendment No. 90”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 90 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-17-000895) on April 26, 2017:

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P 400 MidCap Index Portfolio

Calvert VP NASDAQ 100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio

CALVERT VARIABLE PRODUCTS, INC.

By:

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  May 2, 2017